Partners' Capital and Distributions (Distributions) (Details) - USD ($) $ / shares in Units, $ in Thousands													12 Months Ended
	Nov. 14, 2019	Aug. 14, 2019	May 15, 2019	Feb. 14, 2019	Nov. 14, 2018	Aug. 14, 2018	May 15, 2018	Feb. 14, 2018	Nov. 14, 2017	Aug. 14, 2017	May 15, 2017	Feb. 14, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Partners' Capital Notes [Abstract]
Partners' Capital Account, Distribution Per Unit of Limited Partner Interest (in dollars per share)	$ 1.0200	$ 1.0125	$ 1.0050	$ 0.9975	$ 0.9775	$ 0.9575	$ 0.9375	$ 0.9200	$ 0.9050	$ 0.8900	$ 0.8725	$ 0.8550	$ 4.0350	$ 3.7925	$ 3.5225
Limited Partners' Capital Account, Distribution Amount	$ 232,971	$ 231,258	$ 229,545	$ 227,832	$ 223,061	$ 218,497	$ 213,933	$ 209,940	$ 206,362	$ 202,942	$ 198,951	$ 194,961	$ 921,606	$ 865,431	$ 803,216